Long-Term Debt and Revolving Credit Facility (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt and Revolving Credit Facility
2013	$ 5,333
2014	239,688
2015	2,268
2016	736
2017	1,559
Total	249,584	245,970
Letters of Credit in the aggregate outstanding amounts	3,245	5,167
Restricted cash	$ 380	$ 215